Parent Entity Disclosures (Tables)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Parent Entity Disclosures [Abstract]
Schedule of Financial Statements for the Parent Entity	The individual financial statements for the parent entity show the following aggregate amounts
Statement of financial position	2023	2022
Financial Position	$	$
Current assets	33,677,744	37,559,819
Non-Current assets	671,932	-
Total assets	34,349,676	37,559,819
Current liabilities	(1,260,966)	(1,078,404)
Non-current liabilities	(371,631)	-
Total liabilities	(1,632,597)	(1,078,404)
Net assets	32,717,079	36,481,415

Issued capital	150,842,248	86,586,794
Reserves	12,061,087	8,077,191
Accumulated losses	(130,186,256)	(58,182,570)
Shareholders’ equity	32,717,079	36,481,415
The individual financial statements for the parent entity show the following aggregate amounts.
Statement of financial position	2022	2021
Financial Position	$	$
Current assets	37,559,819	9,222,528
Non-Current assets	-	-
Total assets	37,559,819	9,222,528
Current liabilities	(1,078,404)	(668,527)
Non-current liabilities	-	-
Total liabilities	(1,078,404)	(668,527)
Net assets	36,481,415	8,554,001

Issued capital	86,586,794	45,852,107
Reserves	8,077,191	6,612,641
Accumulated losses	(58,182,570)	(43,910,747)
Shareholders’ equity	36,481,415	8,554,001